JMM	Nuveen Multi-Market Income Fund Portfolio of Investments March 31, 2020
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 149.6% (100.0% of Total Investments)

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 126.3% (84.4% of Total Investments)

$885	321 Henderson Receivables LLC, Series 2012-1A, 144A	7.140%	2/15/67	A2	$1,026,610
500	321 Henderson Receivables LLC, Series 2016-1A, 144A	5.190%	6/17/69	Baa2	497,440
376	321 Henderson Receivables Trust Series 2012-2A, 144A	6.770%	10/17/61	A2	432,160
233	321 Henderson Receivables VI LLC, Series 2010-1A, 144A	9.310%	7/15/61	Aaa	276,025
250	ACE Securities Corp Manufactured Housing Trust, Series 2003-MH1, 144A	6.500%	8/15/30	AA	256,157
500	Adams Outdoor Advertising LP, Series 2018-1 B, 144A	5.653%	11/15/48	BBB	482,117
1,672	American Homes 4 Rent, Series 2015-SFR2, 144A	0.000%	10/17/52	N/R	17
175	AMSR 2019-SFR1 Trust, Series 2019-SFR1 D, 144A	3.247%	1/19/39	Baa2	139,654
520	Applebee’s Funding LLC / IHOP Funding LLC, Series 2019-1A, 144A	4.723%	6/07/49	BBB	449,108
300	Barclays Commercial Mortgage, Mortgage Pass-Through Certificates, Series 2015-SRCH, 144A	4.957%	8/10/35	BBB-	259,357
500	Barclays Commercial Mortgage, Mortgage Pass-Through Certificates, Series 2015-STP, 144A	4.284%	9/10/28	BBB-	493,258
45	Bayview Financial Acquisition Trust Series 2006C	5.852%	11/28/36	Caa3	42,315
29	Bayview Financial Acquisition Trust, Series 2006-C	5.638%	11/28/36	A+	28,521
—	Bayview Financial Acquisition Trust, Series 2006-D	5.932%	12/28/36	Aaa	42
2	Bayview Financial Acquisition Trust, Series 2007-A	6.205%	5/28/37	AA+	1,815
363	Bayview Financial Mortgage Pass-Through Trust, Mortgage Pass-Through Certificate Series 2005-D	5.500%	12/28/35	AA	345,500
420	BX Commercial Mortgage Trust 2019-XL, 144A, (1-Month LIBOR reference rate + 1.800% spread), (3)	2.505%	10/15/36	N/R	367,762
500	CARS-DB4 LP, 144A	4.520%	2/15/50	BBB	358,100
104	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-3	5.160%	3/25/33	Ba1	101,335
500	CHL GMSR Issuer Trust, Series 2018-GT1, 144A, (1-Month LIBOR reference rate + 2.750% spread), (3)	3.237%	5/25/23	N/R	461,672
425	Citigroup Commercial Mortgage Trust 2015-GC29	4.176%	4/10/48	A-	359,859
600	Citigroup Commercial Mortgage Trust 2016-P5, 144A	3.000%	10/10/49	BBB-	412,528
450	Citigroup Commercial Mortgage Trust 2018-TBR, 144A, (1-Month LIBOR reference rate + 1.800% spread), (3)	2.505%	12/15/36	BBB-	297,520
500	Citigroup Commercial Mortgage Trust 2019-PRM, 144A	4.350%	5/10/36	Baa3	460,220
500	Commercial Mortgage Pass-Through Certificates 2013-LC13, 144A	5.288%	8/10/46	BBB-	441,518
775	Commercial Mortgage Pass-Through Certificates 2015-CR22	4.110%	3/10/48	A-	671,277
450	Commercial Mortgage Pass-Through Certificates 2015-CR25	4.540%	8/10/48	A-	384,609
511	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26	4.484%	10/10/48	A-	434,564
111	Common bond Student Loan Trust, Series 2017-BGC, 144A	4.440%	9/25/42	Aa3	112,677
464	Connecticut Avenue Securities Trust 2019-R03, 144A, (1-Month LIBOR reference rate + 2.150% spread), (3)	3.097%	9/25/31	Aaa	380,159
1,000	Connecticut Avenue Securities Trust 2019-R05, 144A, (1-Month LIBOR reference rate + 2.000% spread), (3)	2.947%	7/25/39	B+	844,784
1,000	Connecticut Avenue Securities Trust 2019-R07, 144A, (1-Month LIBOR reference rate + 2.100% spread), (3)	3.047%	10/25/39	B	805,733
89	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2003-J3	5.250%	11/25/33	Aaa	84,157
115	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2004-J2	6.500%	3/25/34	AA+	116,885
147	Countrywide Asset-Backed Certificates Trust, Series 2004-13	5.103%	5/25/35	Aaa	145,862
250	CPT Mortgage Trust 2019-CPT, 144A	2.997%	11/13/39	N/R	190,528
139	Credit Suisse CSMC Mortgage-Backed Trust, Pass-Through Certificates, Series 2006-7	6.000%	8/25/36	Caa3	89,524
429	Credit Suisse First Boston Mortgage Securities Corporation, Mortgage-Backed Pass-Through Certificates, Series 2003-8	6.168%	4/25/33	AAA	407,037
86	Credit Suisse First Boston Mortgage Securities Corporation, Mortgage-Backed Pass-Through Certificates, Series 2005-11 6A7	6.000%	12/25/35	D	10,120
311	Credit-Based Asset Servicing and Securitization Pool 2007-SP1, 144A	5.260%	12/25/37	Aaa	307,261
250	CSMC 2014-USA OA LLC 2014 E, 144A	4.373%	9/15/37	B-	182,756
1,173	DB Master Finance LLC 2017 1-A, 144A	4.030%	11/20/47	BBB	1,100,966
122	Domino’s Pizza Master Issuer LLC, Series DPABS 2017-1A A2II, 144A	3.082%	7/25/47	BBB+	117,951
1,158	Dominos Pizza Master Issuer LLC, Series 2015-1A, 144A	4.474%	10/25/45	BBB+	1,123,851

JMM	Nuveen Multi-Market Income Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$609	Driven Brands Funding LLC, HONK-2018-1A, 144A	4.739%	4/20/48	BBB-	$589,298
1,460	Driven Brands Funding LLC, HONK-2019-1A, 144A	4.641%	4/20/49	BBB-	1,396,963
8	Fannie Mae Mortgage Pool FN 596680, (4)	7.000%	9/01/31	N/R	8,238
15	Fannie Mae Mortgage Pool FN 709700, (4)	5.500%	6/01/33	N/R	16,300
3	Fannie Mae Mortgage Pool FN 745279, (4)	5.000%	2/01/21	N/R	3,018
78	Fannie Mae Mortgage Pool FN 745324, (4)	6.000%	3/01/34	Aaa	86,138
43	Fannie Mae Mortgage Pool FN 763687, (4)	6.000%	1/01/34	N/R	48,141
69	Fannie Mae Mortgage Pool FN 766070, (4)	5.500%	2/01/34	N/R	77,073
30	Fannie Mae Mortgage Pool FN 828346, (4)	5.000%	7/01/35	N/R	33,300
14	Fannie Mae Mortgage Pool FN 878059, (4)	5.500%	3/01/36	N/R	15,911
13	Fannie Mae Mortgage Pool FN 882685, (4)	6.000%	6/01/36	N/R	14,278
51	Fannie Mae Mortgage Pool FN 995018, (4)	5.500%	6/01/38	N/R	57,275
1,454	Fannie Mae Mortgage Pool FN AS8583, (WI/DD)	3.500%	1/01/47	Aaa	1,541,421
1,079	Fannie Mae Mortgage Pool FN AW4182, (4)	3.500%	2/01/44	N/R	1,157,601
113	Fannie Mae Mortgage Pool FN BH4019, (4)	4.000%	9/01/47	N/R	120,839
1,655	Fannie Mae Mortgage Pool FN BM5126, (WI/DD)	3.500%	1/01/48	N/R	1,781,532
424	Fannie Mae Mortgage Pool FN BM5839, (4)	3.500%	11/01/47	Aaa	456,736
525	Fannie Mae Mortgage Pool FN BM6038, (4)	4.000%	1/01/45	Aaa	576,806
2,413	Fannie Mae Mortgage Pool FN MA3305, (4)	3.500%	3/01/48	N/R	2,550,011
158	Fannie Mae Mortgage Pool FN MA3332	3.500%	4/01/48	Aaa	166,477
7,666	Fannie Mae Mortgage Pool FN MA3333, (4)	4.000%	4/01/48	Aaa	7,965,598
2,526	Fannie Mae Mortgage Pool FN MA3871, (4)	3.000%	12/01/49	N/R	2,647,227
1,355	Fannie Mae Mortgage Pool FN MA3990, (4)	2.500%	4/01/50	N/R	1,404,278
1,870	Fannie Mae Mortgage Pool FNMA3416	4.500%	7/01/48	Aaa	2,014,419
80	Fannie Mae REMIC, Series 2002-W1	5.593%	2/25/42	Aaa	90,212
398	Fannie Mae REMIC, Series 2003-W1	3.337%	12/25/42	AAA	138,045
256	Fannie Mae REMIC, Series 2018-81	3.000%	11/25/48	Aaa	26,214
1,269	Focus Brands Funding LLC, Series 2017-1A, 144A	5.093%	4/30/47	BBB	1,046,612
300	Four Seas LP, Series 2017-1A, 144A	4.950%	8/28/27	N/R	290,837
17	Freddie Mac Gold Pool C00676, (4)	6.500%	11/01/28	N/R	19,473
2,491	Freddie Mac Gold Pool G08528, (4)	3.000%	4/01/43	Aaa	2,633,885
971	Freddie Mac Gold Pool G08566, (4)	3.500%	1/01/44	N/R	1,041,777
2,079	Freddie Mac Gold Pool G08747, (4)	3.000%	2/01/47	Aaa	2,192,397
1,244	Freddie Mac Gold Pool G18497, (4)	3.000%	1/01/29	N/R	1,303,622
1,401	Freddie Mac Gold Pool G60138, (4)	3.500%	8/01/45	Aaa	1,508,495
788	Freddie Mac Gold Pool G60238, (4)	3.500%	10/01/45	Aaa	845,139
1,552	Freddie Mac Gold Pool Q40718, (4)	3.500%	5/01/46	N/R	1,653,070
2,246	Freddie Mac Gold Pool Q40841, (4)	3.000%	6/01/46	N/R	2,374,800
500	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2017-K724, 144A	3.485%	11/25/23	BBB-	475,152
993	Freddie Mac Structured Agency Credit Risk Debt Notes, Series STARC 2019-HQA1, 144A, (1-Month LIBOR reference rate + 2.350% spread), (3)	3.297%	2/25/49	BB-	838,027
500	Freddie Mac Structured Agency Credit Risk Debt Notes, Series STARC 2019-HQA4, 144A, (1-Month LIBOR reference rate + 2.050% spread), (3)	2.997%	11/25/49	B+	369,384
327	GMAT Trust Mortgage Pool 2013-1A, 144A	5.000%	11/25/43	N/R	225,139
76	Goldman Sachs Mortgage Securities Corporation, GSMPS Mortgage Pass-Through Certificates, Series 2001-2, 144A	7.500%	6/19/32	D	71,406
442	Goldman Sachs Mortgage Securities Corporation, GSMPS Mortgage Pass-Through Certificates, Series 2003-3, 144A	7.000%	6/25/43	BBB	461,668
388	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-RP1, 144A	8.500%	1/25/35	B2	414,401
543	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-RP2 1A2, 144A	7.500%	3/25/35	AAA	551,902
523	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-RP3 1A2, 144A	7.500%	9/25/35	AAA	517,327
345	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-RP3 1A3, 144A	8.000%	9/25/35	B3	348,197
500	Goldman Sachs Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2013-GC16, 144A	5.311%	11/10/46	Baa2	439,480
550	Goldman Sachs Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2015-GC30	4.087%	5/10/50	N/R	462,602
500	Goldman Sachs Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2015-GC32	3.345%	7/10/48	BBB-	374,945

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$170	Government National Mortgage Association Pool 604567, (4)	5.500%	8/15/33	N/R	$195,264
91	Government National Mortgage Association Pool 631574, (4)	6.000%	7/15/34	N/R	103,493
478	Horizon Aircraft Finance II Ltd, Series 2019-1 B, 144A	4.703%	7/15/39	BBB	301,561
246	Horizon Aircraft Finance III Ltd, Series 2019-2B, 144A	4.458%	11/15/39	BBB	150,499
245	Impac Secured Assets Corporation, Mortgage Pass-Through Certificates, Series 2000-3	8.000%	10/25/30	CC	227,217
500	JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, 144A	3.000%	10/15/50	BBB-	325,822
267	JPMorgan Alternative Loan Trust 2006-S1, Mortgage Pass-Through Certificates	6.500%	3/25/36	D	195,581
500	JPMorgan Chase Commercial Mortgage Securities Corporation, Series 2016-JP4, 144A	3.438%	12/15/49	BBB-	350,943
500	JPMorgan Chase Commercial Mortgage Securities Trust 2018-BCON, 144A	3.756%	1/05/31	BBB-	464,846
303	Master Performing Loan Trust 2005-1, 144A	7.500%	8/25/34	D	218,704
779	Mid-State Capital Corporation Trust Notes, Series 2004-1 A	6.005%	8/15/37	AA+	804,086
700	Mid-State Capital Corporation Trust Notes, Series 2005-1	5.745%	1/15/40	AA	713,760
53	Mid-State Trust 2004-A	8.900%	8/15/37	A1	57,391
367	Mid-State Trust 2010-1, 144A	5.250%	12/15/45	AAA	373,088
315	Mid-State Trust 2010-1, 144A	7.000%	12/15/45	AAA	324,222
225	Mid-State Trust XI	5.598%	7/15/38	Baa3	226,924
500	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C28	4.627%	1/15/49	A3	423,890
75	Morgan Stanley Mortgage Loan Trust, Pass-Through Certificates, Series 2006-2	5.750%	2/25/36	N/R	70,422
267	Mortgage Asset Securitization Transaction inc., Alternative Loan Trust Mortgage Pass-Through Certificates Series 2004-1	7.000%	1/25/34	Aaa	279,852
256	Mortgage Asset Securitization Transaction inc., Alternative Loan Trust Mortgage Pass-Through Certificates, 2004-5 6A1	7.000%	6/25/34	AA+	265,223
199	Mortgage Asset Securitization Transactions inc., Mortgage Pass Through Certificates, Series 2003-11	5.250%	12/25/33	A	200,891
500	MSCG Trust 2015-ALDR, 144A	3.462%	6/07/35	BBB-	360,541
1,000	Natixis Commercial Mortgage Securities Trust 2019-MILE, 144A, (1-Month LIBOR reference rate + 2.750% spread), (3)	3.455%	7/15/36	N/R	970,176
312	New Residential Mortgage LLC, Series 2018-FNT1, 144A	4.690%	5/25/23	N/R	307,746
324	New Residential Mortgage LLC, Series 2018-FNT2, 144A	4.920%	7/25/54	N/R	324,394
455	New Residential Mortgage Loan Trust, Series 2014-1A, 144A	6.067%	1/25/54	BBB	454,047
753	New Residential Mortgage Loan Trust, Series 2015-2A, 144A	5.531%	8/25/55	Baa1	746,036
277	NRZ Excess Spread-Collateralized Notes Series 2018-PLS1, 144A	4.374%	1/25/23	N/R	265,291
290	NRZ Excess Spread-Collateralized Notes Series 2018-PLS2, 144A	4.593%	2/25/23	N/R	290,553
492	Planet Fitness Master Issuer LLC, Series PLNT 2018-1A, 144A	4.666%	9/05/48	BBB	438,069
500	PNMAC FMSR ISSUER TRUST 2018-FT1, (1-Month LIBOR, 144A, (1-Month LIBOR reference rate + 2.350% spread), (3)	2.837%	4/25/23	N/R	444,821
500	PNMAC GMSR ISSUER TRUST 2018-GT1, (1-Month LIBOR, 144A, (1-Month LIBOR reference rate + 2.850% spread), (3)	3.797%	2/25/23	N/R	458,585
500	PNMAC GMSR ISSUER TRUST 2018-GT2, (1-Month LIBOR, 144A, (1-Month LIBOR reference rate + 2.650% spread), (3)	3.138%	8/25/25	N/R	460,429
500	Progress Residential Trust, Series 2017- SFR2, 144A	3.595%	12/17/34	Baa1	473,896
360	RALI Trust, Series RALI 2005-QS12	5.500%	8/25/35	Caa2	319,970
485	RBS Commercial Funding inc. 2013-SMV Trust Asset Backed Pass Through Certificates, Series 2004-KS1, 144A	3.584%	3/11/31	A+	449,700
500	RMF Buyout Issuance Trust 2018-1, 144A	4.448%	11/25/28	Baa1	500,000
111	Salomon Brothers Commercial Mortgage Trust Pass-Through VII Certificates, Series 2003-1 A2, 144A	6.000%	9/25/33	BB	106,676
279	Sesac Finance LLC, Series 2019-1, 144A	5.216%	7/25/49	N/R	261,692
479	Sierra Timeshare 2019-3 Receivables Funding LLC, Series 201-3A, 144A	4.180%	8/20/36	BB	429,871
493	Sonic Capital LLC, Series 2018-1A, 144A	4.026%	2/20/48	BBB	491,212
385	Sonic Capital LLC, Series 2020-1A, 144A, 144A	3.845%	1/20/50	BBB	368,257
750	STACR Trust 2018-HRP2, 144A, (1-Month LIBOR reference rate + 2.400% spread), (3)	3.347%	2/25/47	BBB-	642,805
366	STARR Trust, Series 2018-1, 144A	4.089%	5/15/43	A	277,235
464	START Ireland Trust 2019-I, 144A	5.095%	3/15/44	BBB	292,185
218	Structured Receivables Finance 2010-A LLC, 144A	5.218%	1/16/46	AAA	223,962
608	Taco Bell Funding LLC, Series 2016-1A A23, 144A	4.970%	5/25/46	BBB	581,269
486	Taco Bell Funding LLC, Series 2016-1A A2II, 144A	4.377%	5/25/46	BBB	469,722
326	Thunderbolt Aircraft Lease Ltd, Series 2017A, 144A	4.212%	5/17/32	A	243,487
100	Tricon American Homes 2016-SFR1 Trust, 144A	4.878%	11/17/33	N/R	95,230

JMM	Nuveen Multi-Market Income Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$450	UBS-Barclays Commercial Mortgage Trust 2013-C5, 144A	4.104%	3/10/46	A3	$407,151
500	Vericrest Opportunity Loan Trust 2019-NPL2, 144A	6.292%	2/25/49	N/R	366,169
150	Vericrest Opportunity Loan Trust 2019-NPL7, 144A	3.967%	10/25/49	N/R	111,456
500	Verus Securitization Trust 2017-1, 144A	5.273%	1/25/47	A	477,428
1,000	VOLT LXXXIV LLC Trust 2019-NP10, 144A	3.967%	12/27/49	N/R	804,267
307	Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS4 Trust	5.500%	2/25/33	N/R	293,942
18	Washington Mutual MSC Mortgage Pass-Through Certificates Series 2004-RA3 Trust	6.123%	8/25/38	Aaa	18,131
977	Wendy’s Funding LLC, Series 2018-1A, 144A	3.573%	3/15/48	BBB	892,106
494	Wendy’s Funding LLC, Series 2019-1A, 144A	3.783%	6/15/49	BBB	469,769
250	WF-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C2, 144A	5.392%	2/15/44	Aa2	244,248
750	WF-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C3, 144A	5.335%	3/15/44	A1	726,848
$89,084	Total Asset-Backed Securities (cost $87,792,270)				83,777,448

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 20.6% (13.8% of Total Investments)

	Aerospace & Defense – 0.2%

$150	Triumph Group Inc	5.250%	6/01/22	CCC	$123,750

	Air Freight & Logistics – 0.1%

100	Cargo Aircraft Management Inc, 144A	4.750%	2/01/28	Ba3	92,750

	Auto Components – 0.3%

200	Panther BF Aggregator 2 LP / Panther Finance Co Inc, 144A	8.500%	5/15/27	B3	174,480

	Banks – 0.4%

250	Caelus Re VI Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 5.500% spread), (3)	5.561%	6/07/23	N/R	241,625

	Building Products – 0.3%

200	American Woodmark Corp, 144A	4.875%	3/15/26	BB	186,500

	Capital Markets – 1.2%

200	Donnelley Financial Solutions Inc	8.250%	10/15/24	B	188,000
225	Jefferies Finance LLC / JFIN Co-Issuer Corp, 144A	7.250%	8/15/24	BB-	193,500
100	LPL Holdings Inc, 144A	4.625%	11/15/27	BB	91,462
300	Morgan Stanley	4.875%	11/01/22	A-	314,970
825	Total Capital Markets				787,932

	Chemicals – 1.5%

250	Calumet Specialty Products Partners LP / Calumet Finance Corp, 144A	11.000%	4/15/25	B-	180,087
200	CF Industries Inc	3.450%	6/01/23	BB+	196,514
375	NOVA Chemicals Corp, 144A	5.000%	5/01/25	BB+	315,000
250	OCI NV, 144A	6.625%	4/15/23	BB	227,500
100	Univar Solutions USA Inc/Washington, 144A	5.125%	12/01/27	BB	91,000
1,175	Total Chemicals				1,010,101

	Commercial Services & Supplies – 1.3%

150	GFL Environmental Inc, 144A	7.000%	6/01/26	B-	145,187
250	Pitney Bowes Inc	5.200%	4/01/23	BB	184,153
200	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	5.750%	4/15/26	BB-	196,000
78	RR Donnelley & Sons Co	7.875%	3/15/21	B-	78,975
250	Waste Pro USA Inc, 144A	5.500%	2/15/26	B+	231,950
928	Total Commercial Services & Supplies				836,265

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Communications Equipment – 0.1%

$100	CommScope Inc, 144A	8.250%	3/01/27	B-	$96,390

	Consumer Finance – 0.2%

200	Curo Group Holdings Corp, 144A	8.250%	9/01/25	B-	141,000

	Containers & Packaging – 0.1%

100	Silgan Holdings Inc, 144A	4.125%	2/01/28	BB	92,250

	Diversified Financial Services – 1.0%

500	Golden State RE II Ltd, 144A, (3-Month LIBOR reference rate + 2.200% spread), (3)	4.057%	1/08/23	N/R	465,000
225	Quicken Loans Inc, 144A	5.250%	1/15/28	Ba1	220,005
725	Total Diversified Financial Services				685,005

	Diversified Telecommunication Services – 2.3%

500	AT&T Inc	4.300%	2/15/30	A-	538,161
175	Front Range BidCo Inc, 144A	4.000%	3/01/27	B1	167,453
500	Qwest Corp	6.750%	12/01/21	BBB-	510,000
200	Telenet Finance Luxembourg Notes Sarl, 144A	5.500%	3/01/28	BB+	185,965
100	Verizon Communications Inc	3.000%	3/22/27	A-	105,233
1,475	Total Diversified Telecommunication Services				1,506,812

	Electric Utilities – 0.2%

200	Talen Energy Supply LLC	6.500%	6/01/25	B	129,460

	Energy Equipment & Services – 0.4%

250	Archrock Partners LP / Archrock Partners Finance Corp, 144A	6.875%	4/01/27	B+	177,525
250	Ensign Drilling Inc, 144A	9.250%	4/15/24	BB-	91,875
500	Total Energy Equipment & Services				269,400

	Equity Real Estate Investment Trust – 0.8%

300	CubeSmart LP	3.000%	2/15/30	BBB	279,639
250	Iron Mountain Inc, 144A	5.250%	3/15/28	BB-	246,950
550	Total Equity Real Estate Investment Trust				526,589

	Food & Staples Retailing – 0.4%

	Food & Staples Retailing
250	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 144A	7.500%	3/15/26	BB-	269,450

	Gas Utilities – 0.3%

55	NGL Energy Partners LP / NGL Energy Finance Corp	6.125%	3/01/25	B+	18,700
200	Suburban Propane Partners LP/Suburban Energy Finance Corp	5.875%	3/01/27	BB-	184,250
255	Total Gas Utilities				202,950

	Health Care Providers & Services – 0.5%

100	Centene Corp, 144A	4.250%	12/15/27	BBB-	100,190
100	Centene Corp, 144A	4.625%	12/15/29	BBB-	100,500
146	Encompass Health Corp	5.750%	11/01/24	B+	146,686
346	Total Health Care Providers & Services				347,376

	Health Care Technology – 0.1%

200	Exela Intermediate LLC / Exela Finance Inc, 144A	10.000%	7/15/23	CCC-	52,500

	Hotels, Restaurants & Leisure – 0.1%

100	Yum! Brands Inc, 144A	7.750%	4/01/25	B+	105,000

	Household Durables – 0.3%

250	M/I Homes Inc	5.625%	8/01/25	BB-	223,750

JMM	Nuveen Multi-Market Income Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Insurance – 0.7%

$250	Genworth Holdings Inc	4.800%	2/15/24	B	$216,250
250	Nationstar Mortgage Holdings Inc, 144A	8.125%	7/15/23	B	244,450
500	Total Insurance				460,700

	Leisure Products – 0.4%

250	Mattel Inc, 144A	6.750%	12/31/25	B+	255,000

	Machinery – 0.5%

200	Mueller Water Products Inc, 144A	5.500%	6/15/26	BB	193,500
150	Navistar International Corp, 144A	6.625%	11/01/25	B+	124,875
350	Total Machinery				318,375

	Media – 1.7%

500	Altice France SA/France, 144A	7.375%	5/01/26	B	505,000
250	Entercom Media Corp, 144A	7.250%	11/01/24	B-	208,750
250	Nielsen Finance LLC / Nielsen Finance Co, 144A	5.000%	4/15/22	BB	230,455
200	VTR Finance BV, 144A	6.875%	1/15/24	BB-	181,498
1,200	Total Media				1,125,703

	Metals & Mining – 0.7%

250	Alcoa Nederland Holding BV, 144A	6.125%	5/15/28	BB+	227,500
150	Freeport-McMoRan Inc	3.875%	3/15/23	Ba1	142,875
100	Freeport-McMoRan Inc	5.250%	9/01/29	Ba1	94,230
500	Total Metals & Mining				464,605

	Oil, Gas & Consumable Fuels – 1.5%

250	Denbury Resources Inc, 144A	9.000%	5/15/21	B	73,125
250	Enable Midstream Partners LP	4.400%	3/15/27	BBB-	121,223
100	EnLink Midstream LLC	5.375%	6/01/29	BB+	52,000
300	Exxon Mobil Corp	2.992%	3/19/25	Aaa	316,108
200	Genesis Energy LP / Genesis Energy Finance Corp	5.625%	6/15/24	B+	140,000
275	PBF Holding Co LLC / PBF Finance Corp	7.250%	6/15/25	BB	184,332
200	Southwestern Energy Co	7.500%	4/01/26	BB	131,000
1,575	Total Oil, Gas & Consumable Fuels				1,017,788

	Pharmaceuticals – 0.8%

100	Bausch Health Cos Inc, 144A	5.000%	1/30/28	B	94,670
225	Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A	5.875%	10/15/24	B+	210,375
220	Teva Pharmaceutical Finance Netherlands III BV	6.750%	3/01/28	BB	213,400
545	Total Pharmaceuticals				518,445

	Real Estate Management & Development – 0.3%

250	Hunt Cos Inc, 144A	6.250%	2/15/26	BB-	186,875

	Road & Rail – 0.6%

200	Avis Budget Car Rental LLC / Avis Budget Finance Inc, 144A	6.375%	4/01/24	BB	160,000
250	United Rentals North America Inc	4.875%	1/15/28	BB-	242,500
450	Total Road & Rail				402,500

	Specialty Retail – 0.9%

200	PetSmart Inc, 144A	8.875%	6/01/25	CCC+	181,000
250	PGT Innovations Inc, 144A	6.750%	8/01/26	B+	235,729
200	Staples Inc, 144A	10.750%	4/15/27	B-	153,460
650	Total Specialty Retail				570,189

	Wireless Telecommunication Services – 0.4%

250	Hughes Satellite Systems Corp	6.625%	8/01/26	BB	253,229
$15,599	Total Corporate Bonds (cost $15,605,016)				13,674,744

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SOVEREIGN DEBT – 1.2% (0.8% of Total Investments)

	Bahrain – 0.4%

$250	Bahrain Government International Bond, 144A	7.000%	10/12/28	BB-	$227,585

	Egypt – 0.5%

400	Egypt Government International Bond, 144A	5.875%	6/11/25	B+	358,774

	El Salvador – 0.1%

100	El Salvador Government International Bond, 144A	5.875%	1/30/25	B+	87,750

	Sri Lanka – 0.2%

250	Sri Lanka Government International Bond, 144A	6.125%	6/03/25	B	147,492
$1,000	Total Sovereign Debt (cost $994,734)				821,601

Principal Amount (000)	Description (1), (5)	Coupon	Maturity	Ratings (2)	Value

	CONTINGENT CAPITAL SECURITIES – 0.8% (0.5% of Total Investments)

	Banks – 0.5%

$200	Banco Bilbao Vizcaya Argentaria SA	6.500%	N/A (6)	Ba2	$155,000
200	Societe Generale SA, 144A	6.750%	N/A (6)	BB+	166,750
400	Total Banks				321,750

	Capital Markets – 0.3%

200	UBS Group AG, 144A	7.000%	N/A (6)	BBB	188,000
$600	Total Contingent Capital Securities (cost $600,000)				509,750

Principal Amount (000)	Description (1)		Optional Call Provision (7)	Ratings (2)	Value

	MUNICIPAL BONDS – 0.7% (0.5% of Total Investments)

	Illinois – 0.7%

$500	Illinois State, General Obligation Bonds, Pension Funding Series 2003, 5.100%, 6/01/33		No Opt. Call	BBB	$497,055
$500	Total Municipal Bonds (cost $515,361)				497,055
	Total Long-Term Investments (cost $105,507,381)				99,280,598
	Reverse Repurchase Agreements – (47.2)% (8)				(31,317,782)
	Other Assets Less Liabilities – (2.4)% (9)				(1,605,306)
	Net Assets Applicable to Common Shares – 100%				$66,357,510

Investments in Derivatives

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount*	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 2-Year Note	Short	(20)	6/20	$(4,343,726)	$(4,407,656)	$(63,930)	$625
U.S. Treasury 10-Year Note	Short	(38)	6/20	(5,044,435)	(5,270,125)	(225,690)	5,344
U.S. Treasury 10-Year Ultra Note	Short	(15)	6/20	(2,209,767)	(2,340,469)	(130,702)	4,922
U.S. Treasury Long Bond	Short	(11)	6/20	(1,831,345)	(1,969,688)	(138,343)	18,219
U.S. Treasury Ultra Bond	Long	33	6/20	6,629,993	7,321,875	691,882	(107,250)
Total				$(6,799,280)	$(6,666,063)	$133,218	$(78,141)
*	The aggregate amount of long and short positions is $6,629,993 and $(13,429,273), respectively.

JMM	Nuveen Multi-Market Income Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (10)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	$17,000,000	Receive	1-Month LIBOR	1.994%	Monthly	6/01/18	7/01/25	7/01/27	$(1,858,425)	$(1,858,425)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Asset-Backed and Mortgage-Backed Securities	$—	$83,777,448	$—	$83,777,448
Corporate Bonds	—	13,674,744	—	13,674,744
Sovereign Debt	—	821,601	—	821,601
Contingent Capital Securities	—	509,750	—	509,750
Municipal Bonds	—	497,055	—	497,055
Investments in Derivatives:
Futures Contracts*	133,218	—	—	133,218
Interest Rate Swaps*	—	(1,858,425)	—	(1,858,425)
Total	$133,218	$97,422,173	—	$97,555,391
*	Represents net unrealized appreciation (depreciation).

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(4)

Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $29,465,160 have been pledged as collateral for reverse repurchase agreements.

(5)

Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into their terms for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.

(6)	Perpetual security. Maturity date is not applicable.

(7)

Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(8)	Reverse Repurchase Agreements as a percentage of Total Investments is 31.5%.

(9)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(10)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

LIBOR	London Inter-Bank Offered Rate

N/A	Not Applicable.

WI/DD	Purchased on a when-issued or delayed delivery basis.